Income Taxes - Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Income Taxes [Abstract]
Other tax pools	$ 31	$ (20)
Capital assets net of lease liabilities	(61)	8
Inventory and intangible assets	(7,631)	(8,093)
Recognized deferred income tax liabilities	(7,661)	(8,105)
Non-capital losses carried forward (expire from 2026 to 2039)	9,930	10,514
Other tax pools		1,373
Capital losses carried forward	295	194
Capital assets net of lease liabilities	20	13
Financing costs	746	979
Less: unrecognized deffered income tax asset	$ (10,991)	$ (13,073)